Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 32,661	$ 25,843	$ 25,747
Woodyard logs	12,375	6,602	5,942
Work-in-process	21,238	14,738	17,629
Finished goods	59,260	60,919	55,909
Replacement parts and other supplies	29,315	29,585	26,240
Inventories	$ 154,849	$ 137,687	$ 131,467